Significant Accounting Policies And Practices (Tables)	12 Months Ended
Sep. 30, 2018
Significant Accounting Policies And Practices [Abstract]
Useful Lives For Property, Plant And Equipment

Asset Type	Range
Buildings and improvements	20 - 40 years
Machinery and equipment	2 - 15 years

Schedule Of Range And Weighted Average Useful Lives For Definite-Lived Intangible Assets

Asset Type	Range	Weighted Average
Customer relationships	5 - 20 years	18.5 years
Technology assets	5 - 18 years	12.1 years
Tradenames	6 - 12 years	11.9 years